CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	Total shareholders' equity CNY (¥)	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on available-for-sale securities, interest rate swaps and others CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2016	¥ 216,987	¥ 1	¥ 132,206	¥ 0	¥ (888)	¥ (172)	¥ 3,244	¥ (1,050)	¥ 4,894	¥ 78,752	¥ 32,552		¥ 249,539
Balance (in shares) at Mar. 31, 2016 | shares		2,473,927,859
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	(2,307)					(17)		(2,612)	322		99		(2,208)
Net change in unrealized gains on available-for-sale securities	2,105								2,105				2,105
Share of additional paid-in capital and other comprehensive income of equity method investees	2,199		1,419						780				2,199
Change in fair value of forward exchange contracts under hedge accounting	169								169				169
Change in fair value of interest rate swaps under hedge accounting and others	433								433				433
Net income for the year	43,675									43,675	(488)		43,187
Deconsolidation of subsidiaries	44							44					44
Acquisition of subsidiaries											9,209		9,209
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans	701		575			126							701
Issuance of shares, including exercise of share options, and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares		56,165,655
Repurchase and retirement of ordinary shares	(13,182)		(149)							(13,033)			(13,182)
Repurchase and retirement of ordinary shares (in shares) | shares		(27,054,014)
Transactions with noncontrolling interests	210		210								571		781
Amortization of compensation cost	15,610		15,610								487		16,097
Tax benefits from share-based awards	689		689										689
Issuance of ordinary shares (Note 4(y))	11,189		14,012	(2,823)									11,189
Issuance of ordinary shares (Note 4(y)) (in shares) | shares		26,324,689
Exercise of right of subscription by noncontrolling interest for Partner Capital Investment Plan (Note 8(c))											100		100
Appropriation to statutory reserves							836			(836)
Others	277		13		264						(200)		77
Balance at Mar. 31, 2017	278,799	¥ 1	164,585	(2,823)	(624)	(63)	4,080	(3,618)	8,703	108,558	42,330		321,129
Balance (in shares) at Mar. 31, 2017 | shares		2,529,364,189
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	(328)					14		24	(366)		(463)		(791)
Net change in unrealized gains on available-for-sale securities	1,212								1,212		(1)		1,211
Share of additional paid-in capital and other comprehensive income of equity method investees	(1,455)		(525)						(930)				(1,455)
Change in fair value of forward exchange contracts under hedge accounting	(85)								(85)				(85)
Change in fair value of interest rate swaps under hedge accounting and others	143								143				143
Net income for the year	64,093									64,093	(1,751)		62,342
Acquisition of subsidiaries											40,087		40,087
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans	3,831		3,945			(114)							3,831
Issuance of shares, including exercise of share options, and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares		42,565,654
Transactions with noncontrolling interests	(186)		(186)								(10,513)		(10,699)
Amortization of compensation cost	19,053		19,053								1,039		20,092
Partial disposal of the Company's shares by Suning (Note 4(y))	590			590									590
Appropriation to statutory reserves							298			(298)
Others	155		(108)		263						(112)		43
Balance at Mar. 31, 2018	365,822	¥ 1	186,764	(2,233)	(361)	(163)	4,378	(3,594)	8,677	172,353	70,616		¥ 436,438
Balance (in shares) at Mar. 31, 2018 | shares		2,571,929,843										2,571,929,843	2,571,929,843
Increase (Decrease) in Stockholders' Equity
Cumulative effect of change in accounting principle (Note (2(t))								(32)	(8,164)	8,196
Adjusted balance	365,822	¥ 1	186,764	(2,233)	(361)	(163)	4,378	(3,626)	513	180,549	70,616		¥ 436,438
Foreign currency translation adjustment	479					(12)		452	39		577		1,056
Share of additional paid-in capital and other comprehensive income of equity method investees	724		142					582					724
Change in fair value of interest rate swaps under hedge accounting and others	(295)								(295)			$ (44)	(295)
Net income for the year	87,886									87,886	(7,214)		80,672
Acquisition of subsidiaries	7,515		7,515								49,805		57,320
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans	354		228			126							354
Issuance of shares, including exercise of share options, and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares		26,001,439
Repurchase and retirement of ordinary shares	(10,872)		(1,013)							(9,859)			(10,872)
Repurchase and retirement of ordinary shares (in shares) | shares		(10,871,710)
Transactions with noncontrolling interests	3,412		3,412								406		3,818
Amortization of compensation cost	35,015		35,015								2,586		37,601
Disposal of the Company's shares by Suning (Note 4(y))	2,233			2,233									2,233
Appropriation to statutory reserves							690			(690)
Others	(16)		(280)		264						(450)		(466)
Balance at Mar. 31, 2019	¥ 492,257	¥ 1	¥ 231,783	¥ 0	¥ (97)	¥ (49)	¥ 5,068	¥ (2,592)	¥ 257	¥ 257,886	¥ 116,326	$ 90,681	¥ 608,583
Balance (in shares) at Mar. 31, 2019 | shares		2,587,059,572										2,587,059,572	2,587,059,572